Income taxes - Change in Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 29, 2020 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning Balance	$ 12.2
Deferred tax liabilities, Beginning Balance	(16.7)
Net deferred tax liabilities, Beginning Balance	(4.5)
Change in the year affecting Net income	28.5
Change in the year affecting Other comprehensive loss	1.7
Deferred tax assets, Ending Balance	40.8
Deferred tax liabilities, Ending Balance	(15.1)
Net deferred tax liabilities, Ending Balance	25.7
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in the year affecting Net income	28.7
Change in the year affecting Other comprehensive loss	(0.1)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in the year affecting Net income	(0.2)
Change in the year affecting Other comprehensive loss	$ 1.8